Net Finance Cost - Summary of Net Finance Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Finance Income Expense [abstract]
Unwinding of discount	€ (15)	€ (26)
Provision for interest on indirect tax	€ 38	€ 65